CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	3 Months Ended	6 Months Ended	9 Months Ended
	Jun. 30, 2021	Jun. 30, 2022	Dec. 31, 2021
REVENUES:
Time charter revenues (Note 2(n))		$ 8,246	$ 1,334
EXPENSES:
Voyage expenses (Note 2(n))		597	54
Vessel operating expenses		2,936	360
Depreciation (Note 4)		2,024	354
General and administrative expenses	$ 1	1,224	358
Management fees to related parties (Note 3)		411	74
Operating income/(loss)	(1)	1,062	134
Net income/(loss) and comprehensive income/(loss)	(1)	1,062	134
Dividends on Series C preferred stock (Note 6(d))		471	69
Net income attributable to common stockholders	$ (1)	$ (277)	$ 65
Loss per common share, basic (Note 7)	$ (2)	$ (0.01)	$ 0.01
Loss per common share, diluted (Note 7)	$ (2)	$ (0.01)	$ 0.01
Weighted average number of common stock, basic (Note 7)	500	25,691,205	8,820,240
Weighted average number of common stock, diluted (Note 7)	500	25,691,205	12,275,691